Share-Based Compensation (Tables)	12 Months Ended
May 31, 2019
Share-based compensation, stock options
The share option activities for the year ended May 31, 2019 are summarized as follows
:

	Number of share options	Weighted- average exercise prices	Weighted-average remaining contractual life	Aggregated intrinsic value
		US$	years	US$
Options outstanding as of May 31, 2018	5,852	2.02	0.57	475
Exercised	—	—
Canceled	(5,852)	2.02
Options outstanding as of May 31, 2019	—	—		—
Options exercisable as of May 31, 2019	—	—		—

Summary of NES Activities under 2006 and 2016 Share Incentive Plan
The NES activities under the 2016 Share Incentive Plan for the year ended May 31, 2019 are summarized as follows:

	Number of NES	Weighted- average grant date fair value and intrinsic value
		US$
NES outstanding as of June 1, 2018	1,438,624	82.75
Granted	1,029,304	52.75
Vested	(481,804)	82.75
Forfeited	(77,224)	75.05

NES outstanding as of May 31, 2019	1,908,900	66.89

NES vested and expect to vest as of May 31, 2019	1,908,900

The fair value estimate of share options	Option valuation model requires the input of highly subjective assumptions, including the option’s expected life and the price volatility of the underlying shares, and changes in the subjective input assumptions can materially affect the fair value estimate of share options.

	March 7, 2019 Koolearn Share Incentive Plan
Weighted average share price	US$	1.19
Exercise price	US$	1.13
Expected volatility		46.8%
Expected life		6 years
Risk-free rate		2.49%
Expected dividend yield		0.00%

Kooleam share Incentive plan [Member]
Share-based compensation, stock options
The movements of share options under the Koolearn Share Incentive Plan for the year ended May 31, 2019 are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Granted on March 7, 2019	47,836,985	1.13
Forfeited	(3,065,500)	1.13
Cancelled	(31,000)	1.13

Outstanding as of May 31, 2019	44,740,485	1.13